SHARES-BASED AWARDS - Summary of share options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares Available for Grant
Balance at the beginning	19,398,663	50,917,795
Options granted	(23,820,351)	(34,221,332)
Options canceled	14,947,923	2,702,200
Balance at the end	10,526,235	19,398,663	50,917,795
Number of Options
Balance at the beginning	69,305,845	38,909,781
Options granted	23,820,351	34,221,332
Options exercised	(7,502,955)	(1,123,068)
Options canceled	(14,947,923)	(2,702,200)
Balance at the end	70,675,318	69,305,845	38,909,781
Options vested and exercisable at the end	69,038,732
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 0.60	$ 0.40
Options granted (in dollars per share)	1.16	0.83
Options exercised (in dollars per share)	0.43	0.46
Options canceled (in dollars per share)	0.44	0.73
Balance at the end (in dollars per share)	0.84	$ 0.60	$ 0.40
Options vested and exercisable at the end (in dollars per share)	$ 0.66
Weighted-Average Remaining Contractual Term and Intrinsic Value
Weighted-Average Remaining Contractual Term (in years)	7 years 9 months 14 days	6 years 3 months 7 days	6 years 4 months 13 days
Options vested and exercisable at the end (in years)	6 years 9 months
Intrinsic Value	$ 118,155	$ 21,236	$ 12,341
Options vested and exercisable at the end (in dollars)	$ 75,944